Income Tax (Benefit) Expense - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Deferred tax assets and liabilities [abstract]
Recognized deferred tax assets	$ 116,289
Tax-related contingent liabilities for uncertain tax treatment	0
Net operating losses	276,135,326
Net operating losses subject to expiration	$ 60,573,649